Investments in Affiliates and Available-for-Sale Securities (Table) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Navios Partners
Balance sheet
Cash and cash equivalents, including restricted cash		$ 26,899		$ 26,899		$ 34,539
Current assets		33,220		33,220		39,835
Non-current assets		1,255,142		1,255,142		1,310,456
Current liabilities		55,573		55,573		41,528
Long- term debt including current portion, net		555,007		555,007		598,078
Financial liabilities at fair value
Non-current liabilities		517,172		517,172		576,548
Income Statement
Revenue		44,877	$ 56,473	90,518	$ 113,259
Net (loss)/income before non-cash change in fair value of Junior Loan I and Junior Loan II
Net (loss)/income		(16,807)	11,355	(16,598)	22,234
Navios Acquisition
Balance sheet
Cash and cash equivalents, including restricted cash		76,440		76,440		61,645
Current assets		116,301		116,301		97,349
Non-current assets		1,645,018		1,645,018		1,676,742
Current liabilities		96,957		96,957		82,798
Long- term debt including current portion, net		1,164,765		1,164,765		1,197,583
Financial liabilities at fair value
Non-current liabilities		1,098,360		1,098,360		1,143,922
Income Statement
Revenue		74,495	80,408	154,914	159,019
Net (loss)/income before non-cash change in fair value of Junior Loan I and Junior Loan II
Net (loss)/income		12,184	26,362	35,954	46,396
Navios Europe I
Balance sheet
Cash and cash equivalents, including restricted cash		10,209		10,209		11,839
Current assets		14,785		14,785		14,782
Non-current assets		174,842		174,842		179,023
Current liabilities		16,382		16,382		15,377
Long- term debt including current portion, net		91,326		91,326		96,580
Financial liabilities at fair value	[1]	70,930		70,930		68,535
Non-current liabilities		180,488		180,488		182,537
Income Statement
Revenue		10,418	10,765	20,530	19,860
Net (loss)/income before non-cash change in fair value of Junior Loan I and Junior Loan II		(449)	527	(739)	(1,355)
Net (loss)/income		(1,955)	(1,069)	(3,134)	(4,800)
Navios Europe II
Balance sheet
Cash and cash equivalents, including restricted cash		16,905		16,905		17,366
Current assets		19,620		19,620		22,539
Non-current assets		240,120		240,120		245,154
Current liabilities		15,433		15,433		16,897
Long- term debt including current portion, net		124,215		124,215		129,185
Financial liabilities at fair value	[1]	18,777		18,777		23,568
Non-current liabilities		174,176		174,176		$ 173,543
Income Statement
Revenue		6,760	994	14,726	994
Net (loss)/income before non-cash change in fair value of Junior Loan I and Junior Loan II		(6,889)	414	(11,913)	414
Net (loss)/income		$ (3,220)	$ 414	$ (7,122)	$ 414

[1]	(*) representing the fair value of Junior Loan I and Junior Loan II, respectively.